Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000017255 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000017255 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000017255 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000017255 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000017255 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000017255 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000017255 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000017255 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000017255 [Member] | Intercontinental Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000017255 [Member] | HDFC Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000017255 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.11%
C000017255 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.46%
C000017255 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
C000017255 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.32%
C000017255 [Member] | Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
C000017255 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000017255 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000017255 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000017255 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000017255 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000017257 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000017257 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000017257 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000017257 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000017257 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000017257 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000017257 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000017257 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000017257 [Member] | Intercontinental Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000017257 [Member] | HDFC Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000017257 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.11%
C000017257 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.46%
C000017257 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
C000017257 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.32%
C000017257 [Member] | Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
C000017257 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000017257 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000017257 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000017257 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000017257 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000066833 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000066833 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000066833 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000066833 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000066833 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000066833 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000066833 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000066833 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000066833 [Member] | Intercontinental Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000066833 [Member] | HDFC Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000066833 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.11%
C000066833 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.46%
C000066833 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
C000066833 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.32%
C000066833 [Member] | Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
C000066833 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000066833 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000066833 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000066833 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000066833 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000045541 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000045541 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000045541 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000045541 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000045541 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000045541 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000045541 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000045541 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000045541 [Member] | Intercontinental Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000045541 [Member] | HDFC Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000045541 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.11%
C000045541 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.46%
C000045541 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
C000045541 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.32%
C000045541 [Member] | Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
C000045541 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000045541 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000045541 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000045541 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000045541 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000146677 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000146677 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000146677 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000146677 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000146677 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000146677 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000146677 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000146677 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000146677 [Member] | Intercontinental Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000146677 [Member] | HDFC Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000146677 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.11%
C000146677 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.46%
C000146677 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
C000146677 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.32%
C000146677 [Member] | Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
C000146677 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000146677 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000146677 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000146677 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000146677 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000017258 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000017258 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000017258 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000017258 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000017258 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000017258 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000017258 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000017258 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000017258 [Member] | Intercontinental Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000017258 [Member] | HDFC Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000017258 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.11%
C000017258 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.46%
C000017258 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
C000017258 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.32%
C000017258 [Member] | Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.98%
C000017258 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000017258 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000017258 [Member] | Loan Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000017258 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000017258 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000017264 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.34%
C000017264 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000017264 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
C000017264 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000017264 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.13%
C000017264 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%
C000017264 [Member] | SAP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017264 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%
C000017264 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%
C000017264 [Member] | CDW [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000017264 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000017264 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
C000017264 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017264 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.66%
C000017264 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%
C000017264 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.27%
C000017266 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.34%
C000017266 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000017266 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
C000017266 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000017266 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.13%
C000017266 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%
C000017266 [Member] | SAP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017266 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%
C000017266 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%
C000017266 [Member] | CDW [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000017266 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000017266 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
C000017266 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017266 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.66%
C000017266 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%
C000017266 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.27%
C000017263 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.34%
C000017263 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000017263 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
C000017263 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000017263 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.13%
C000017263 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%
C000017263 [Member] | SAP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017263 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%
C000017263 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%
C000017263 [Member] | CDW [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000017263 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000017263 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
C000017263 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017263 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.66%
C000017263 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%
C000017263 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.27%
C000045542 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.34%
C000045542 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000045542 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
C000045542 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000045542 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.13%
C000045542 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%
C000045542 [Member] | SAP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000045542 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%
C000045542 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%
C000045542 [Member] | CDW [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000045542 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000045542 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
C000045542 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000045542 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.66%
C000045542 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%
C000045542 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.27%
C000146678 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.34%
C000146678 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000146678 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
C000146678 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000146678 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.13%
C000146678 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%
C000146678 [Member] | SAP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000146678 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%
C000146678 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%
C000146678 [Member] | CDW [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000146678 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000146678 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
C000146678 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000146678 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.66%
C000146678 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%
C000146678 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.27%
C000017267 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.34%
C000017267 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000017267 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
C000017267 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000017267 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.13%
C000017267 [Member] | Seagate Technology Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%
C000017267 [Member] | SAP ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017267 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%
C000017267 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%
C000017267 [Member] | CDW [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000017267 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000017267 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
C000017267 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017267 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.66%
C000017267 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%
C000017267 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.27%
C000017269 [Member] | OSI Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
C000017269 [Member] | Palomar Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000017269 [Member] | IMAX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000017269 [Member] | CyberArk Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000017269 [Member] | Tarsus Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000017269 [Member] | Universal Technical Institute [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000017269 [Member] | Descartes Systems Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000017269 [Member] | Construction Partners Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000017269 [Member] | Encompass Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000017269 [Member] | CBIZ [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017269 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.61%
C000017269 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000017269 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.11%
C000017269 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000017269 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.04%
C000017269 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.26%
C000017269 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.08%
C000017269 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000017269 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000017271 [Member] | OSI Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
C000017271 [Member] | Palomar Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000017271 [Member] | IMAX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000017271 [Member] | CyberArk Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000017271 [Member] | Tarsus Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000017271 [Member] | Universal Technical Institute [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000017271 [Member] | Descartes Systems Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000017271 [Member] | Construction Partners Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000017271 [Member] | Encompass Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000017271 [Member] | CBIZ [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017271 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.61%
C000017271 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000017271 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.11%
C000017271 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000017271 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.04%
C000017271 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.26%
C000017271 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.08%
C000017271 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000017271 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000017268 [Member] | OSI Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
C000017268 [Member] | Palomar Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000017268 [Member] | IMAX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000017268 [Member] | CyberArk Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000017268 [Member] | Tarsus Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000017268 [Member] | Universal Technical Institute [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000017268 [Member] | Descartes Systems Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000017268 [Member] | Construction Partners Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000017268 [Member] | Encompass Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000017268 [Member] | CBIZ [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017268 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.61%
C000017268 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000017268 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.11%
C000017268 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000017268 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.04%
C000017268 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.26%
C000017268 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.08%
C000017268 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000017268 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000045543 [Member] | OSI Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
C000045543 [Member] | Palomar Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000045543 [Member] | IMAX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000045543 [Member] | CyberArk Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000045543 [Member] | Tarsus Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000045543 [Member] | Universal Technical Institute [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000045543 [Member] | Descartes Systems Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000045543 [Member] | Construction Partners Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000045543 [Member] | Encompass Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000045543 [Member] | CBIZ [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000045543 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.61%
C000045543 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000045543 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.11%
C000045543 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000045543 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.04%
C000045543 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.26%
C000045543 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.08%
C000045543 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000045543 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000146679 [Member] | OSI Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
C000146679 [Member] | Palomar Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000146679 [Member] | IMAX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000146679 [Member] | CyberArk Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000146679 [Member] | Tarsus Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000146679 [Member] | Universal Technical Institute [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000146679 [Member] | Descartes Systems Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000146679 [Member] | Construction Partners Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000146679 [Member] | Encompass Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000146679 [Member] | CBIZ [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000146679 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.61%
C000146679 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000146679 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.11%
C000146679 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000146679 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.04%
C000146679 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.26%
C000146679 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.08%
C000146679 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000146679 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000017272 [Member] | OSI Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
C000017272 [Member] | Palomar Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000017272 [Member] | IMAX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000017272 [Member] | CyberArk Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000017272 [Member] | Tarsus Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000017272 [Member] | Universal Technical Institute [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000017272 [Member] | Descartes Systems Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000017272 [Member] | Construction Partners Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000017272 [Member] | Encompass Health [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000017272 [Member] | CBIZ [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017272 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.61%
C000017272 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000017272 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.11%
C000017272 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000017272 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.04%
C000017272 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.26%
C000017272 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.08%
C000017272 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000017272 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000017277 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%
C000017277 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017277 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000017277 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000017277 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000017277 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017277 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000017277 [Member] | Fiserv [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
C000017277 [Member] | Costco Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000017277 [Member] | AT And T [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000017277 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.35%
C000017277 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000017277 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000017277 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.94%
C000017277 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.38%
C000017277 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.01%
C000017277 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.18%
C000017277 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000017277 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000017277 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000017279 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%
C000017279 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017279 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000017279 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000017279 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000017279 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017279 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000017279 [Member] | Fiserv [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
C000017279 [Member] | Costco Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000017279 [Member] | AT And T [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000017279 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.35%
C000017279 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000017279 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000017279 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.94%
C000017279 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.38%
C000017279 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.01%
C000017279 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.18%
C000017279 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000017279 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000017279 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000122149 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%
C000122149 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000122149 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000122149 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000122149 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000122149 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000122149 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000122149 [Member] | Fiserv [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
C000122149 [Member] | Costco Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000122149 [Member] | AT And T [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000122149 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.35%
C000122149 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000122149 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000122149 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.94%
C000122149 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.38%
C000122149 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.01%
C000122149 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.18%
C000122149 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000122149 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000122149 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000045545 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%
C000045545 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000045545 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000045545 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000045545 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000045545 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000045545 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000045545 [Member] | Fiserv [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
C000045545 [Member] | Costco Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000045545 [Member] | AT And T [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000045545 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.35%
C000045545 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000045545 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000045545 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.94%
C000045545 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.38%
C000045545 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.01%
C000045545 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.18%
C000045545 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000045545 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000045545 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000146680 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%
C000146680 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000146680 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000146680 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000146680 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000146680 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000146680 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000146680 [Member] | Fiserv [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
C000146680 [Member] | Costco Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000146680 [Member] | AT And T [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000146680 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.35%
C000146680 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000146680 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000146680 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.94%
C000146680 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.38%
C000146680 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.01%
C000146680 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.18%
C000146680 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000146680 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000146680 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000017280 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%
C000017280 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000017280 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000017280 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000017280 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000017280 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017280 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000017280 [Member] | Fiserv [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
C000017280 [Member] | Costco Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000017280 [Member] | AT And T [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000017280 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.35%
C000017280 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000017280 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000017280 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.94%
C000017280 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.38%
C000017280 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.01%
C000017280 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.18%
C000017280 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000017280 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%
C000017280 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000017281 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
C000017281 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.54%
C000017281 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.78%
C000017281 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017281 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%
C000017281 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.74%
C000017281 [Member] | Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.01%
C000017281 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.95%
C000017281 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.76%
C000017281 [Member] | Technology And Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%
C000017283 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
C000017283 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.54%
C000017283 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.78%
C000017283 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017283 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%
C000017283 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.74%
C000017283 [Member] | Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.01%
C000017283 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.95%
C000017283 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.76%
C000017283 [Member] | Technology And Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%
C000122150 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
C000122150 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.54%
C000122150 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.78%
C000122150 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000122150 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%
C000122150 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.74%
C000122150 [Member] | Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.01%
C000122150 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.95%
C000122150 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.76%
C000122150 [Member] | Technology And Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%
C000045546 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
C000045546 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.54%
C000045546 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.78%
C000045546 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000045546 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%
C000045546 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.74%
C000045546 [Member] | Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.01%
C000045546 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.95%
C000045546 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.76%
C000045546 [Member] | Technology And Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%
C000146681 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
C000146681 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.54%
C000146681 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.78%
C000146681 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000146681 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%
C000146681 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.74%
C000146681 [Member] | Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.01%
C000146681 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.95%
C000146681 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.76%
C000146681 [Member] | Technology And Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%
C000017284 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
C000017284 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.54%
C000017284 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.78%
C000017284 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000017284 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.81%
C000017284 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.74%
C000017284 [Member] | Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.01%
C000017284 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.95%
C000017284 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.76%
C000017284 [Member] | Technology And Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%
C000017290 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.35%
C000017290 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%
C000017290 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.56%
C000017290 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%
C000017290 [Member] | Intercontinental Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000017290 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%
C000017290 [Member] | Waste Connections [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000017290 [Member] | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017290 [Member] | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000017290 [Member] | Coca Cola [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000017290 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000017290 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.02%
C000017290 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.95%
C000017290 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017290 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.54%
C000017290 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.49%
C000017290 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000017290 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
C000017292 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.35%
C000017292 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%
C000017292 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.56%
C000017292 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%
C000017292 [Member] | Intercontinental Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000017292 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%
C000017292 [Member] | Waste Connections [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000017292 [Member] | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017292 [Member] | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000017292 [Member] | Coca Cola [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000017292 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000017292 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.02%
C000017292 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.95%
C000017292 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017292 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.54%
C000017292 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.49%
C000017292 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000017292 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
C000017289 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.35%
C000017289 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%
C000017289 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.56%
C000017289 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%
C000017289 [Member] | Intercontinental Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000017289 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%
C000017289 [Member] | Waste Connections [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000017289 [Member] | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017289 [Member] | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000017289 [Member] | Coca Cola [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000017289 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000017289 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.02%
C000017289 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.95%
C000017289 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017289 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.54%
C000017289 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.49%
C000017289 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000017289 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
C000045547 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.35%
C000045547 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%
C000045547 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.56%
C000045547 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%
C000045547 [Member] | Intercontinental Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000045547 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%
C000045547 [Member] | Waste Connections [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000045547 [Member] | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000045547 [Member] | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000045547 [Member] | Coca Cola [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000045547 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000045547 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.02%
C000045547 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.95%
C000045547 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000045547 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.54%
C000045547 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.49%
C000045547 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000045547 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
C000146682 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.35%
C000146682 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%
C000146682 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.56%
C000146682 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%
C000146682 [Member] | Intercontinental Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000146682 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%
C000146682 [Member] | Waste Connections [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000146682 [Member] | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000146682 [Member] | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000146682 [Member] | Coca Cola [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000146682 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000146682 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.02%
C000146682 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.95%
C000146682 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000146682 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.54%
C000146682 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.49%
C000146682 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000146682 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
C000017293 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.35%
C000017293 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%
C000017293 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.56%
C000017293 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.69%
C000017293 [Member] | Intercontinental Exchange [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000017293 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%
C000017293 [Member] | Waste Connections [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000017293 [Member] | Visa Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000017293 [Member] | UnitedHealth Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000017293 [Member] | Coca Cola [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000017293 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000017293 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.02%
C000017293 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.95%
C000017293 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017293 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.54%
C000017293 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.49%
C000017293 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000017293 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
C000017299 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000017299 [Member] | Veeva Systems Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000017299 [Member] | HEICO Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000017299 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000017299 [Member] | Insulet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000017299 [Member] | IDEXX Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C000017299 [Member] | CoStar Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%
C000017299 [Member] | Corpay [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000017299 [Member] | Pool [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000017299 [Member] | AppLovin Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000017299 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.85%
C000017299 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.09%
C000017299 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000017299 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.82%
C000017299 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.21%
C000017299 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.23%
C000017299 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000017299 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000017299 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%
C000017301 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000017301 [Member] | Veeva Systems Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000017301 [Member] | HEICO Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000017301 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000017301 [Member] | Insulet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000017301 [Member] | IDEXX Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C000017301 [Member] | CoStar Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%
C000017301 [Member] | Corpay [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000017301 [Member] | Pool [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000017301 [Member] | AppLovin Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000017301 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.85%
C000017301 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.09%
C000017301 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000017301 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.82%
C000017301 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.21%
C000017301 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.23%
C000017301 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000017301 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000017301 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%
C000017298 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000017298 [Member] | Veeva Systems Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000017298 [Member] | HEICO Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000017298 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000017298 [Member] | Insulet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000017298 [Member] | IDEXX Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C000017298 [Member] | CoStar Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%
C000017298 [Member] | Corpay [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000017298 [Member] | Pool [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000017298 [Member] | AppLovin Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000017298 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.85%
C000017298 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.09%
C000017298 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000017298 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.82%
C000017298 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.21%
C000017298 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.23%
C000017298 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000017298 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000017298 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%
C000045549 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000045549 [Member] | Veeva Systems Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000045549 [Member] | HEICO Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000045549 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000045549 [Member] | Insulet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000045549 [Member] | IDEXX Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C000045549 [Member] | CoStar Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%
C000045549 [Member] | Corpay [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000045549 [Member] | Pool [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000045549 [Member] | AppLovin Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000045549 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.85%
C000045549 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.09%
C000045549 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000045549 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.82%
C000045549 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.21%
C000045549 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.23%
C000045549 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000045549 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000045549 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%
C000146684 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000146684 [Member] | Veeva Systems Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000146684 [Member] | HEICO Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000146684 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000146684 [Member] | Insulet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000146684 [Member] | IDEXX Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C000146684 [Member] | CoStar Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%
C000146684 [Member] | Corpay [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000146684 [Member] | Pool [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000146684 [Member] | AppLovin Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000146684 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.85%
C000146684 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.09%
C000146684 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000146684 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.82%
C000146684 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.21%
C000146684 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.23%
C000146684 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000146684 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000146684 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%
C000017302 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000017302 [Member] | Veeva Systems Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000017302 [Member] | HEICO Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000017302 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000017302 [Member] | Insulet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000017302 [Member] | IDEXX Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C000017302 [Member] | CoStar Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%
C000017302 [Member] | Corpay [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000017302 [Member] | Pool [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000017302 [Member] | AppLovin Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000017302 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.85%
C000017302 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.09%
C000017302 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000017302 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.82%
C000017302 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.21%
C000017302 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.23%
C000017302 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000017302 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000017302 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%
C000030961 [Member] | Waste Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%
C000030961 [Member] | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000030961 [Member] | Xcel Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
C000030961 [Member] | Weyerhaeuser [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%
C000030961 [Member] | Ameren [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
C000030961 [Member] | Anglo American [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000030961 [Member] | Cummins [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000030961 [Member] | Holcim [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000030961 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000030961 [Member] | CF Industries Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000030961 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.97%
C000030961 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000030961 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.12%
C000030961 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000030961 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.78%
C000030961 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.97%
C000030961 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%
C000030963 [Member] | Waste Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%
C000030963 [Member] | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000030963 [Member] | Xcel Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
C000030963 [Member] | Weyerhaeuser [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%
C000030963 [Member] | Ameren [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
C000030963 [Member] | Anglo American [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000030963 [Member] | Cummins [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000030963 [Member] | Holcim [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000030963 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000030963 [Member] | CF Industries Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000030963 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.97%
C000030963 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000030963 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.12%
C000030963 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000030963 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.78%
C000030963 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.97%
C000030963 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%
C000122152 [Member] | Waste Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%
C000122152 [Member] | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000122152 [Member] | Xcel Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
C000122152 [Member] | Weyerhaeuser [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%
C000122152 [Member] | Ameren [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
C000122152 [Member] | Anglo American [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000122152 [Member] | Cummins [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000122152 [Member] | Holcim [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000122152 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000122152 [Member] | CF Industries Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000122152 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.97%
C000122152 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000122152 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.12%
C000122152 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000122152 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.78%
C000122152 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.97%
C000122152 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%
C000045550 [Member] | Waste Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%
C000045550 [Member] | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000045550 [Member] | Xcel Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
C000045550 [Member] | Weyerhaeuser [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%
C000045550 [Member] | Ameren [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
C000045550 [Member] | Anglo American [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000045550 [Member] | Cummins [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000045550 [Member] | Holcim [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000045550 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000045550 [Member] | CF Industries Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000045550 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.97%
C000045550 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000045550 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.12%
C000045550 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000045550 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.78%
C000045550 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.97%
C000045550 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%
C000146685 [Member] | Waste Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%
C000146685 [Member] | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000146685 [Member] | Xcel Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
C000146685 [Member] | Weyerhaeuser [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%
C000146685 [Member] | Ameren [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
C000146685 [Member] | Anglo American [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000146685 [Member] | Cummins [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000146685 [Member] | Holcim [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000146685 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000146685 [Member] | CF Industries Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000146685 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.97%
C000146685 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000146685 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.12%
C000146685 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000146685 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.78%
C000146685 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.97%
C000146685 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%
C000030964 [Member] | Waste Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%
C000030964 [Member] | CMS Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000030964 [Member] | Xcel Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
C000030964 [Member] | Weyerhaeuser [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%
C000030964 [Member] | Ameren [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
C000030964 [Member] | Anglo American [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000030964 [Member] | Cummins [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%
C000030964 [Member] | Holcim [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000030964 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000030964 [Member] | CF Industries Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000030964 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.97%
C000030964 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000030964 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.12%
C000030964 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%
C000030964 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.78%
C000030964 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.97%
C000030964 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%
C000073854 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000073854 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000073854 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000073854 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000073854 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000073854 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000073854 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000073854 [Member] | Fiserv [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000073854 [Member] | Costco Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000073854 [Member] | AT And T [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000073854 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
C000073854 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.35%
C000073854 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.13%
C000073854 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.05%
C000073854 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
C000073854 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000073854 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000073854 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000073854 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000073854 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000073856 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000073856 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000073856 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000073856 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000073856 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000073856 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000073856 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000073856 [Member] | Fiserv [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000073856 [Member] | Costco Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000073856 [Member] | AT And T [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000073856 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
C000073856 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.35%
C000073856 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.13%
C000073856 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.05%
C000073856 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
C000073856 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000073856 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000073856 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000073856 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000073856 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000122153 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000122153 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000122153 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000122153 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000122153 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122153 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000122153 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000122153 [Member] | Fiserv [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000122153 [Member] | Costco Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122153 [Member] | AT And T [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000122153 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
C000122153 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.35%
C000122153 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.13%
C000122153 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.05%
C000122153 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
C000122153 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000122153 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000122153 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000122153 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122153 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000073858 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000073858 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000073858 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000073858 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000073858 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000073858 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000073858 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000073858 [Member] | Fiserv [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000073858 [Member] | Costco Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000073858 [Member] | AT And T [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000073858 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
C000073858 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.35%
C000073858 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.13%
C000073858 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.05%
C000073858 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
C000073858 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000073858 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000073858 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000073858 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000073858 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000146686 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000146686 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000146686 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000146686 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000146686 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000146686 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000146686 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000146686 [Member] | Fiserv [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000146686 [Member] | Costco Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000146686 [Member] | AT And T [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000146686 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
C000146686 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.35%
C000146686 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.13%
C000146686 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.05%
C000146686 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
C000146686 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000146686 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000146686 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000146686 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000146686 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000073859 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000073859 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000073859 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000073859 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000073859 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000073859 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000073859 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000073859 [Member] | Fiserv [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000073859 [Member] | Costco Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000073859 [Member] | AT And T [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000073859 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
C000073859 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.35%
C000073859 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.13%
C000073859 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.05%
C000073859 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
C000073859 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000073859 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000073859 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000073859 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000073859 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000073860 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000073860 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000073860 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000073860 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000073860 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000073860 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000073860 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000073860 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000073860 [Member] | HDFC Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000073860 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000073860 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.98%
C000073860 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000073860 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.32%
C000073860 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%
C000073860 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.94%
C000073860 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.63%
C000073860 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.71%
C000073860 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.36%
C000073860 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000073860 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000073860 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000073860 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000073860 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000073860 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000073860 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.26%
C000073860 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000073860 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000073860 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.45%
C000073860 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.11%
C000073860 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000073863 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000073863 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000073863 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000073863 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000073863 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000073863 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000073863 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000073863 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000073863 [Member] | HDFC Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000073863 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000073863 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.98%
C000073863 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000073863 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.32%
C000073863 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%
C000073863 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.94%
C000073863 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.63%
C000073863 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.71%
C000073863 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.36%
C000073863 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000073863 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000073863 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000073863 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000073863 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000073863 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000073863 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.26%
C000073863 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000073863 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000073863 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.45%
C000073863 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.11%
C000073863 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122154 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000122154 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000122154 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000122154 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122154 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000122154 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000122154 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000122154 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000122154 [Member] | HDFC Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000122154 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000122154 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.98%
C000122154 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000122154 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.32%
C000122154 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%
C000122154 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.94%
C000122154 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.63%
C000122154 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.71%
C000122154 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.36%
C000122154 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000122154 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000122154 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000122154 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000122154 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122154 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000122154 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.26%
C000122154 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000122154 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000122154 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.45%
C000122154 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.11%
C000122154 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000073865 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000073865 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000073865 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000073865 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000073865 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000073865 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000073865 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000073865 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000073865 [Member] | HDFC Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000073865 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000073865 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.98%
C000073865 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000073865 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.32%
C000073865 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%
C000073865 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.94%
C000073865 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.63%
C000073865 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.71%
C000073865 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.36%
C000073865 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000073865 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000073865 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000073865 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000073865 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000073865 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000073865 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.26%
C000073865 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000073865 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000073865 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.45%
C000073865 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.11%
C000073865 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000146687 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000146687 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000146687 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000146687 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000146687 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000146687 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000146687 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000146687 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000146687 [Member] | HDFC Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000146687 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000146687 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.98%
C000146687 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000146687 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.32%
C000146687 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%
C000146687 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.94%
C000146687 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.63%
C000146687 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.71%
C000146687 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.36%
C000146687 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000146687 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000146687 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000146687 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000146687 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146687 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000146687 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.26%
C000146687 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000146687 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000146687 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.45%
C000146687 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.11%
C000146687 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000073861 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000073861 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000073861 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
C000073861 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000073861 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000073861 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
C000073861 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000073861 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000073861 [Member] | HDFC Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000073861 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000073861 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.98%
C000073861 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000073861 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.32%
C000073861 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%
C000073861 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.94%
C000073861 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.63%
C000073861 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.71%
C000073861 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.36%
C000073861 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000073861 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000073861 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000073861 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000073861 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000073861 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000073861 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	60.26%
C000073861 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000073861 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000073861 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.45%
C000073861 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.11%
C000073861 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000073890 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
C000073890 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.76%
C000073890 [Member] | ICICI Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000073890 [Member] | Alibaba Group Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000073890 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000073890 [Member] | Bank of China Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000073890 [Member] | NetEase [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000073890 [Member] | Tata Consultancy Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000073890 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000073890 [Member] | Infosys [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
C000073890 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000073890 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.31%
C000073890 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.05%
C000073890 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000073890 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.17%
C000073890 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000073890 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.33%
C000073890 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.51%
C000073890 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000073890 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000073890 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
C000073890 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000073890 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.52%
C000073890 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000073890 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	18.74%
C000073890 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000073890 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	33.33%
C000073890 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000073890 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000073890 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000073890 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000073892 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
C000073892 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.76%
C000073892 [Member] | ICICI Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000073892 [Member] | Alibaba Group Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000073892 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000073892 [Member] | Bank of China Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000073892 [Member] | NetEase [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000073892 [Member] | Tata Consultancy Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000073892 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000073892 [Member] | Infosys [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
C000073892 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000073892 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.31%
C000073892 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.05%
C000073892 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000073892 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.17%
C000073892 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000073892 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.33%
C000073892 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.51%
C000073892 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000073892 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000073892 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
C000073892 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000073892 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.52%
C000073892 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000073892 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	18.74%
C000073892 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000073892 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	33.33%
C000073892 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000073892 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000073892 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000073892 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000122158 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
C000122158 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.76%
C000122158 [Member] | ICICI Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000122158 [Member] | Alibaba Group Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000122158 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000122158 [Member] | Bank of China Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000122158 [Member] | NetEase [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000122158 [Member] | Tata Consultancy Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000122158 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000122158 [Member] | Infosys [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
C000122158 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000122158 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.31%
C000122158 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.05%
C000122158 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000122158 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.17%
C000122158 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000122158 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.33%
C000122158 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.51%
C000122158 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000122158 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000122158 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
C000122158 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000122158 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.52%
C000122158 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000122158 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	18.74%
C000122158 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000122158 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	33.33%
C000122158 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000122158 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000122158 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000122158 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000073894 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
C000073894 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.76%
C000073894 [Member] | ICICI Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000073894 [Member] | Alibaba Group Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000073894 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000073894 [Member] | Bank of China Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000073894 [Member] | NetEase [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000073894 [Member] | Tata Consultancy Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000073894 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000073894 [Member] | Infosys [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
C000073894 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000073894 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.31%
C000073894 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.05%
C000073894 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000073894 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.17%
C000073894 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000073894 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.33%
C000073894 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.51%
C000073894 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000073894 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000073894 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
C000073894 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000073894 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.52%
C000073894 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000073894 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	18.74%
C000073894 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000073894 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	33.33%
C000073894 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000073894 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000073894 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000073894 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000146689 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
C000146689 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.76%
C000146689 [Member] | ICICI Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000146689 [Member] | Alibaba Group Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000146689 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000146689 [Member] | Bank of China Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000146689 [Member] | NetEase [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000146689 [Member] | Tata Consultancy Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000146689 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000146689 [Member] | Infosys [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
C000146689 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000146689 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.31%
C000146689 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.05%
C000146689 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000146689 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.17%
C000146689 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000146689 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.33%
C000146689 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.51%
C000146689 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000146689 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000146689 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
C000146689 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000146689 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.52%
C000146689 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000146689 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	18.74%
C000146689 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000146689 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	33.33%
C000146689 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000146689 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000146689 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000146689 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000073889 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.82%
C000073889 [Member] | Tencent Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.76%
C000073889 [Member] | ICICI Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000073889 [Member] | Alibaba Group Holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
C000073889 [Member] | Samsung Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000073889 [Member] | Bank of China Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000073889 [Member] | NetEase [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000073889 [Member] | Tata Consultancy Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000073889 [Member] | MediaTek [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000073889 [Member] | Infosys [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
C000073889 [Member] | China Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000073889 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.31%
C000073889 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.05%
C000073889 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000073889 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.17%
C000073889 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000073889 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.33%
C000073889 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.51%
C000073889 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000073889 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000073889 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
C000073889 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.76%
C000073889 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.52%
C000073889 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000073889 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	18.74%
C000073889 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000073889 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	33.33%
C000073889 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000073889 [Member] | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000073889 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000073889 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000073896 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.34%
C000073896 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.64%
C000073896 [Member] | VICI Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000073896 [Member] | Agree Realty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
C000073896 [Member] | AvalonBay Communities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000073896 [Member] | Ventas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000073896 [Member] | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000073896 [Member] | First Industrial Realty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000073896 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000073896 [Member] | Simon Property Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000073896 [Member] | REIT Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.75%
C000073896 [Member] | REIT Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.58%
C000073896 [Member] | REIT Data Center [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.62%
C000073896 [Member] | REIT Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.56%
C000073896 [Member] | REIT Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.65%
C000073896 [Member] | REIT Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000073896 [Member] | REIT Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%
C000073896 [Member] | REIT Single Family [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000073896 [Member] | REIT Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000073896 [Member] | REIT Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000073898 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.34%
C000073898 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.64%
C000073898 [Member] | VICI Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000073898 [Member] | Agree Realty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
C000073898 [Member] | AvalonBay Communities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000073898 [Member] | Ventas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000073898 [Member] | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000073898 [Member] | First Industrial Realty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000073898 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000073898 [Member] | Simon Property Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000073898 [Member] | REIT Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.75%
C000073898 [Member] | REIT Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.58%
C000073898 [Member] | REIT Data Center [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.62%
C000073898 [Member] | REIT Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.56%
C000073898 [Member] | REIT Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.65%
C000073898 [Member] | REIT Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000073898 [Member] | REIT Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%
C000073898 [Member] | REIT Single Family [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000073898 [Member] | REIT Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000073898 [Member] | REIT Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000073901 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.34%
C000073901 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.64%
C000073901 [Member] | VICI Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000073901 [Member] | Agree Realty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
C000073901 [Member] | AvalonBay Communities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000073901 [Member] | Ventas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000073901 [Member] | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000073901 [Member] | First Industrial Realty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000073901 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000073901 [Member] | Simon Property Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000073901 [Member] | REIT Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.75%
C000073901 [Member] | REIT Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.58%
C000073901 [Member] | REIT Data Center [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.62%
C000073901 [Member] | REIT Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.56%
C000073901 [Member] | REIT Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.65%
C000073901 [Member] | REIT Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000073901 [Member] | REIT Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%
C000073901 [Member] | REIT Single Family [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000073901 [Member] | REIT Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000073901 [Member] | REIT Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000073900 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.34%
C000073900 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.64%
C000073900 [Member] | VICI Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000073900 [Member] | Agree Realty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
C000073900 [Member] | AvalonBay Communities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000073900 [Member] | Ventas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000073900 [Member] | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000073900 [Member] | First Industrial Realty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000073900 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000073900 [Member] | Simon Property Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000073900 [Member] | REIT Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.75%
C000073900 [Member] | REIT Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.58%
C000073900 [Member] | REIT Data Center [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.62%
C000073900 [Member] | REIT Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.56%
C000073900 [Member] | REIT Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.65%
C000073900 [Member] | REIT Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000073900 [Member] | REIT Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%
C000073900 [Member] | REIT Single Family [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000073900 [Member] | REIT Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000073900 [Member] | REIT Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000146690 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.34%
C000146690 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.64%
C000146690 [Member] | VICI Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000146690 [Member] | Agree Realty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
C000146690 [Member] | AvalonBay Communities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000146690 [Member] | Ventas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000146690 [Member] | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000146690 [Member] | First Industrial Realty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000146690 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000146690 [Member] | Simon Property Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000146690 [Member] | REIT Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.75%
C000146690 [Member] | REIT Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.58%
C000146690 [Member] | REIT Data Center [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.62%
C000146690 [Member] | REIT Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.56%
C000146690 [Member] | REIT Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.65%
C000146690 [Member] | REIT Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000146690 [Member] | REIT Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%
C000146690 [Member] | REIT Single Family [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000146690 [Member] | REIT Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000146690 [Member] | REIT Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000073895 [Member] | Welltower [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.34%
C000073895 [Member] | Equinix [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.64%
C000073895 [Member] | VICI Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000073895 [Member] | Agree Realty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
C000073895 [Member] | AvalonBay Communities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000073895 [Member] | Ventas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000073895 [Member] | Prologis [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000073895 [Member] | First Industrial Realty Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000073895 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000073895 [Member] | Simon Property Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000073895 [Member] | REIT Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.75%
C000073895 [Member] | REIT Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.58%
C000073895 [Member] | REIT Data Center [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.62%
C000073895 [Member] | REIT Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.56%
C000073895 [Member] | REIT Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.65%
C000073895 [Member] | REIT Specialty [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000073895 [Member] | REIT Self Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%
C000073895 [Member] | REIT Single Family [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000073895 [Member] | REIT Diversified [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000073895 [Member] | REIT Hotel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000073903 [Member] | Expand Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000073903 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
C000073903 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000073903 [Member] | Casey s General Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000073903 [Member] | Beacon Roofing Supply [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000073903 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000073903 [Member] | ExlService Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000073903 [Member] | Dick s Sporting Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000073903 [Member] | Guidewire Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000073903 [Member] | BJ s Wholesale Club Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000073903 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.94%
C000073903 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%
C000073903 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000073903 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000073903 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000073903 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.12%
C000073903 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.97%
C000073903 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
C000073903 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%
C000073903 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%
C000073905 [Member] | Expand Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000073905 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
C000073905 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000073905 [Member] | Casey s General Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000073905 [Member] | Beacon Roofing Supply [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000073905 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000073905 [Member] | ExlService Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000073905 [Member] | Dick s Sporting Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000073905 [Member] | Guidewire Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000073905 [Member] | BJ s Wholesale Club Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000073905 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.94%
C000073905 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%
C000073905 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000073905 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000073905 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000073905 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.12%
C000073905 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.97%
C000073905 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
C000073905 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%
C000073905 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%
C000122159 [Member] | Expand Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000122159 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
C000122159 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000122159 [Member] | Casey s General Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000122159 [Member] | Beacon Roofing Supply [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122159 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000122159 [Member] | ExlService Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000122159 [Member] | Dick s Sporting Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000122159 [Member] | Guidewire Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000122159 [Member] | BJ s Wholesale Club Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000122159 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.94%
C000122159 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%
C000122159 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000122159 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000122159 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000122159 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.12%
C000122159 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.97%
C000122159 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
C000122159 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%
C000122159 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%
C000073907 [Member] | Expand Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000073907 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
C000073907 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000073907 [Member] | Casey s General Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000073907 [Member] | Beacon Roofing Supply [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000073907 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000073907 [Member] | ExlService Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000073907 [Member] | Dick s Sporting Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000073907 [Member] | Guidewire Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000073907 [Member] | BJ s Wholesale Club Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000073907 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.94%
C000073907 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%
C000073907 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000073907 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000073907 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000073907 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.12%
C000073907 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.97%
C000073907 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
C000073907 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%
C000073907 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%
C000146691 [Member] | Expand Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000146691 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
C000146691 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000146691 [Member] | Casey s General Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000146691 [Member] | Beacon Roofing Supply [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000146691 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000146691 [Member] | ExlService Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000146691 [Member] | Dick s Sporting Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000146691 [Member] | Guidewire Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000146691 [Member] | BJ s Wholesale Club Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000146691 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.94%
C000146691 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%
C000146691 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000146691 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000146691 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000146691 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.12%
C000146691 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.97%
C000146691 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
C000146691 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%
C000146691 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%
C000073902 [Member] | Expand Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000073902 [Member] | East West Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
C000073902 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000073902 [Member] | Casey s General Stores [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000073902 [Member] | Beacon Roofing Supply [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000073902 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000073902 [Member] | ExlService Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000073902 [Member] | Dick s Sporting Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000073902 [Member] | Guidewire Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000073902 [Member] | BJ s Wholesale Club Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000073902 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.94%
C000073902 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.29%
C000073902 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000073902 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000073902 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000073902 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.12%
C000073902 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.97%
C000073902 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.88%
C000073902 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%
C000073902 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%
C000073942 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000073942 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000073942 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000073942 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000073942 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000073942 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.82%
C000073942 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000073942 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000073942 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000073942 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000073942 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000073942 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	46.85%
C000073942 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000073942 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000073942 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000073942 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	6.25%
C000073942 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000073942 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	10.49%
C000073942 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C000073942 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000073939 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000073939 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000073939 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000073939 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000073939 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000073939 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.82%
C000073939 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000073939 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000073939 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000073939 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000073939 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000073939 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	46.85%
C000073939 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000073939 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000073939 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000073939 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	6.25%
C000073939 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000073939 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	10.49%
C000073939 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C000073939 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000122165 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000122165 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000122165 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000122165 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000122165 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000122165 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.82%
C000122165 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000122165 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000122165 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000122165 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000122165 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000122165 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	46.85%
C000122165 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000122165 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122165 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000122165 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	6.25%
C000122165 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000122165 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	10.49%
C000122165 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C000122165 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000073940 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000073940 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000073940 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000073940 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000073940 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000073940 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.82%
C000073940 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000073940 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000073940 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000073940 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000073940 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000073940 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	46.85%
C000073940 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000073940 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000073940 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000073940 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	6.25%
C000073940 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000073940 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	10.49%
C000073940 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C000073940 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000146697 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000146697 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000146697 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000146697 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000146697 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000146697 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.82%
C000146697 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000146697 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000146697 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000146697 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000146697 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000146697 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	46.85%
C000146697 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000146697 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000146697 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000146697 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	6.25%
C000146697 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000146697 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	10.49%
C000146697 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C000146697 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000073941 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
C000073941 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000073941 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000073941 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000073941 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000073941 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.82%
C000073941 [Member] | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000073941 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000073941 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000073941 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000073941 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000073941 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	46.85%
C000073941 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000073941 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000073941 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000073941 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	6.25%
C000073941 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000073941 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	10.49%
C000073941 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C000073941 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000073949 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000073949 [Member] | CF Industries Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000073949 [Member] | Expand Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000073949 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.29%
C000073949 [Member] | Wheaton Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%
C000073949 [Member] | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000073949 [Member] | Valero Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000073949 [Member] | CRH [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
C000073949 [Member] | Endeavour Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000073949 [Member] | Hudbay Minerals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%
C000073949 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.94%
C000073949 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.04%
C000073949 [Member] | Diversified Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%
C000073949 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.01%
C000073949 [Member] | Fertilizers And Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.43%
C000073949 [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%
C000073949 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
C000073949 [Member] | Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
C000073949 [Member] | Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000073949 [Member] | Paper Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000073944 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000073944 [Member] | CF Industries Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000073944 [Member] | Expand Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000073944 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.29%
C000073944 [Member] | Wheaton Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%
C000073944 [Member] | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000073944 [Member] | Valero Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000073944 [Member] | CRH [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
C000073944 [Member] | Endeavour Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000073944 [Member] | Hudbay Minerals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%
C000073944 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.94%
C000073944 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.04%
C000073944 [Member] | Diversified Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%
C000073944 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.01%
C000073944 [Member] | Fertilizers And Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.43%
C000073944 [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%
C000073944 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
C000073944 [Member] | Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
C000073944 [Member] | Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000073944 [Member] | Paper Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000073947 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000073947 [Member] | CF Industries Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000073947 [Member] | Expand Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000073947 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.29%
C000073947 [Member] | Wheaton Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%
C000073947 [Member] | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000073947 [Member] | Valero Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000073947 [Member] | CRH [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
C000073947 [Member] | Endeavour Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000073947 [Member] | Hudbay Minerals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%
C000073947 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.94%
C000073947 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.04%
C000073947 [Member] | Diversified Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%
C000073947 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.01%
C000073947 [Member] | Fertilizers And Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.43%
C000073947 [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%
C000073947 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
C000073947 [Member] | Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
C000073947 [Member] | Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000073947 [Member] | Paper Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000073946 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000073946 [Member] | CF Industries Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000073946 [Member] | Expand Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000073946 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.29%
C000073946 [Member] | Wheaton Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%
C000073946 [Member] | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000073946 [Member] | Valero Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000073946 [Member] | CRH [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
C000073946 [Member] | Endeavour Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000073946 [Member] | Hudbay Minerals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%
C000073946 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.94%
C000073946 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.04%
C000073946 [Member] | Diversified Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%
C000073946 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.01%
C000073946 [Member] | Fertilizers And Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.43%
C000073946 [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%
C000073946 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
C000073946 [Member] | Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
C000073946 [Member] | Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000073946 [Member] | Paper Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000146698 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000146698 [Member] | CF Industries Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000146698 [Member] | Expand Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000146698 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.29%
C000146698 [Member] | Wheaton Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%
C000146698 [Member] | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000146698 [Member] | Valero Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000146698 [Member] | CRH [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
C000146698 [Member] | Endeavour Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000146698 [Member] | Hudbay Minerals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%
C000146698 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.94%
C000146698 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.04%
C000146698 [Member] | Diversified Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%
C000146698 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.01%
C000146698 [Member] | Fertilizers And Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.43%
C000146698 [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%
C000146698 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
C000146698 [Member] | Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
C000146698 [Member] | Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000146698 [Member] | Paper Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000073948 [Member] | Nutrien [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000073948 [Member] | CF Industries Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000073948 [Member] | Expand Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000073948 [Member] | Shell [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.29%
C000073948 [Member] | Wheaton Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%
C000073948 [Member] | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000073948 [Member] | Valero Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000073948 [Member] | CRH [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
C000073948 [Member] | Endeavour Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000073948 [Member] | Hudbay Minerals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%
C000073948 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.94%
C000073948 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.04%
C000073948 [Member] | Diversified Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.43%
C000073948 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.01%
C000073948 [Member] | Fertilizers And Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.43%
C000073948 [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%
C000073948 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
C000073948 [Member] | Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%
C000073948 [Member] | Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000073948 [Member] | Paper Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000073961 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000073961 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000073961 [Member] | MercadoLibre [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000073961 [Member] | Sea ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000073961 [Member] | Heidelberg Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000073961 [Member] | ING Groep [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000073961 [Member] | Makita [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000073961 [Member] | Midea Group Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000073961 [Member] | Renesas Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000073961 [Member] | Nintendo [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000073961 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.47%
C000073961 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000073961 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000073961 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.97%
C000073961 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.46%
C000073961 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.55%
C000073961 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.63%
C000073961 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.31%
C000073961 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
C000073961 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000073961 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000073961 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000073961 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.53%
C000073961 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000073961 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.42%
C000073961 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.87%
C000073961 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.93%
C000073961 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.91%
C000073961 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.97%
C000073961 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.97%
C000073958 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000073958 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000073958 [Member] | MercadoLibre [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000073958 [Member] | Sea ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000073958 [Member] | Heidelberg Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000073958 [Member] | ING Groep [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000073958 [Member] | Makita [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000073958 [Member] | Midea Group Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000073958 [Member] | Renesas Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000073958 [Member] | Nintendo [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000073958 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.47%
C000073958 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000073958 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000073958 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.97%
C000073958 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.46%
C000073958 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.55%
C000073958 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.63%
C000073958 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.31%
C000073958 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
C000073958 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000073958 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000073958 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000073958 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.53%
C000073958 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000073958 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.42%
C000073958 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.87%
C000073958 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.93%
C000073958 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.91%
C000073958 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.97%
C000073958 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.97%
C000122166 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000122166 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000122166 [Member] | MercadoLibre [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000122166 [Member] | Sea ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000122166 [Member] | Heidelberg Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000122166 [Member] | ING Groep [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000122166 [Member] | Makita [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000122166 [Member] | Midea Group Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000122166 [Member] | Renesas Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000122166 [Member] | Nintendo [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000122166 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.47%
C000122166 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000122166 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000122166 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.97%
C000122166 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.46%
C000122166 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.55%
C000122166 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.63%
C000122166 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.31%
C000122166 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
C000122166 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000122166 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000122166 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000122166 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.53%
C000122166 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000122166 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.42%
C000122166 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.87%
C000122166 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.93%
C000122166 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.91%
C000122166 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.97%
C000122166 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.97%
C000073960 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000073960 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000073960 [Member] | MercadoLibre [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000073960 [Member] | Sea ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000073960 [Member] | Heidelberg Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000073960 [Member] | ING Groep [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000073960 [Member] | Makita [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000073960 [Member] | Midea Group Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000073960 [Member] | Renesas Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000073960 [Member] | Nintendo [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000073960 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.47%
C000073960 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000073960 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000073960 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.97%
C000073960 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.46%
C000073960 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.55%
C000073960 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.63%
C000073960 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.31%
C000073960 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
C000073960 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000073960 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000073960 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000073960 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.53%
C000073960 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000073960 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.42%
C000073960 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.87%
C000073960 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.93%
C000073960 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.91%
C000073960 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.97%
C000073960 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.97%
C000146700 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000146700 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000146700 [Member] | MercadoLibre [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000146700 [Member] | Sea ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000146700 [Member] | Heidelberg Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000146700 [Member] | ING Groep [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000146700 [Member] | Makita [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000146700 [Member] | Midea Group Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000146700 [Member] | Renesas Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000146700 [Member] | Nintendo [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000146700 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.47%
C000146700 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000146700 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000146700 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.97%
C000146700 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.46%
C000146700 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.55%
C000146700 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.63%
C000146700 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.31%
C000146700 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
C000146700 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000146700 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000146700 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000146700 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.53%
C000146700 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000146700 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.42%
C000146700 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.87%
C000146700 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.93%
C000146700 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.91%
C000146700 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.97%
C000146700 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.97%
C000073956 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000073956 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000073956 [Member] | MercadoLibre [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000073956 [Member] | Sea ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000073956 [Member] | Heidelberg Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000073956 [Member] | ING Groep [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000073956 [Member] | Makita [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000073956 [Member] | Midea Group Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000073956 [Member] | Renesas Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000073956 [Member] | Nintendo [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000073956 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.47%
C000073956 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000073956 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000073956 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.97%
C000073956 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.46%
C000073956 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.55%
C000073956 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.63%
C000073956 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.31%
C000073956 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
C000073956 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%
C000073956 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000073956 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000073956 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	4.53%
C000073956 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000073956 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.42%
C000073956 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.87%
C000073956 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.93%
C000073956 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.91%
C000073956 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.97%
C000073956 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.97%
C000146475 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000146475 [Member] | Snap on [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146475 [Member] | Paychex [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000146475 [Member] | Broadridge Financial Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000146475 [Member] | Tractor Supply [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000146475 [Member] | Rollins [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000146475 [Member] | Darden Restaurants [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000146475 [Member] | Garmin [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000146475 [Member] | Quest Diagnostics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000146475 [Member] | AptarGroup [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000146475 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.45%
C000146475 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000146475 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.75%
C000146475 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.48%
C000146475 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.16%
C000146475 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000146475 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.21%
C000146475 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.64%
C000146476 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000146476 [Member] | Snap on [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146476 [Member] | Paychex [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000146476 [Member] | Broadridge Financial Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000146476 [Member] | Tractor Supply [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000146476 [Member] | Rollins [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000146476 [Member] | Darden Restaurants [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000146476 [Member] | Garmin [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000146476 [Member] | Quest Diagnostics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000146476 [Member] | AptarGroup [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000146476 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.45%
C000146476 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000146476 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.75%
C000146476 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.48%
C000146476 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.16%
C000146476 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000146476 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.21%
C000146476 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.64%
C000146479 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000146479 [Member] | Snap on [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146479 [Member] | Paychex [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000146479 [Member] | Broadridge Financial Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000146479 [Member] | Tractor Supply [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000146479 [Member] | Rollins [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000146479 [Member] | Darden Restaurants [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000146479 [Member] | Garmin [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000146479 [Member] | Quest Diagnostics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000146479 [Member] | AptarGroup [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000146479 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.45%
C000146479 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000146479 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.75%
C000146479 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.48%
C000146479 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.16%
C000146479 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000146479 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.21%
C000146479 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.64%
C000146478 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000146478 [Member] | Snap on [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146478 [Member] | Paychex [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000146478 [Member] | Broadridge Financial Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000146478 [Member] | Tractor Supply [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000146478 [Member] | Rollins [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000146478 [Member] | Darden Restaurants [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000146478 [Member] | Garmin [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000146478 [Member] | Quest Diagnostics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000146478 [Member] | AptarGroup [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000146478 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.45%
C000146478 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000146478 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.75%
C000146478 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.48%
C000146478 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.16%
C000146478 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000146478 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.21%
C000146478 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.64%
C000146481 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000146481 [Member] | Snap on [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146481 [Member] | Paychex [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000146481 [Member] | Broadridge Financial Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000146481 [Member] | Tractor Supply [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000146481 [Member] | Rollins [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000146481 [Member] | Darden Restaurants [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000146481 [Member] | Garmin [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000146481 [Member] | Quest Diagnostics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000146481 [Member] | AptarGroup [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000146481 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.45%
C000146481 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000146481 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.75%
C000146481 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.48%
C000146481 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.16%
C000146481 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000146481 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.21%
C000146481 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.64%
C000146480 [Member] | Fastenal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000146480 [Member] | Snap on [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146480 [Member] | Paychex [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000146480 [Member] | Broadridge Financial Solutions [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000146480 [Member] | Tractor Supply [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000146480 [Member] | Rollins [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000146480 [Member] | Darden Restaurants [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000146480 [Member] | Garmin [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000146480 [Member] | Quest Diagnostics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000146480 [Member] | AptarGroup [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000146480 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.45%
C000146480 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000146480 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.75%
C000146480 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.48%
C000146480 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.16%
C000146480 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000146480 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.21%
C000146480 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.64%